OIL AND GAS PROPERTY, NET - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OIL AND GAS PROPERTY, NET
Costs capitalized to oil and gas property	$ 245,202	$ 166,871
Depletion to oil and gas property	817,533	1,078,784	$ 1,031,518
Impairment to the oil and gas property	$ 0	$ 0	$ 0